Rule 497(e)

Registration Nos. 033-16905 and 811-05309

[CHAPMAN AND CUTLER LLP LETTERHEAD]

June 6, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc.
(Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”) and its series, Nuveen Quantitative Enhanced Core Equity Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing, which was filed with the Securities and Exchange Commission on March 7, 2011 and related to changes that went effective on May 16, 2011.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures